SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	Dec. 31, 2023	Oct. 31, 2023
Change in method of accounting
Term of the rental contracts for the sales stores and offices	40 years	40 years
Term of the agreements with tenants	1 year
Minimum
Change in method of accounting
Estimated useful life	44 years
Maximum
Change in method of accounting
Term of the rental contracts for the sales stores and offices	10 years
Estimated useful life	47 years